Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2019 PHP (₱)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of decrease in defined benefit obligation	(20.00%)
Actuarial assumption of discount rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (2,216)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 2,809
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of discount rates [member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 21
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (8)
Percentage of increase in defined benefit obligation	0.74%
Percentage of decrease in defined benefit obligation	(0.27%)
Actuarial assumption of expected rates of salary increases [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 2,747
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (2,216)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of expected rates of salary increases [member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 20
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (8)
Percentage of increase in defined benefit obligation	0.72%
Percentage of decrease in defined benefit obligation	(0.27%)